9. RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of recoverable taxes [abstract]
Schedule of recoverable taxes
	2020	2019
Current
ICMS (VAT)	97	65
PIS/Pasep (a) (b)	311	3
Cofins (a) (b)	1,426	7
Others	16	24
	1,850	99
Non-current
ICMS (VAT) (b)	257	277
PIS/Pasep (a)	588	1,102
Cofins (a)	2,594	4,968
Others	3	2
	3,442	6,349
	5,292	6,448